Fair Value of Financial Instruments (Details) - EBP 002 - USD ($)	Dec. 31, 2025	Dec. 31, 2024
EBP, Investment, Fair Value and NAV [Line Items]
Plan interest in the GATX Corporation Master Trust	$ 263,756,200	$ 238,226,571
Level 1
EBP, Investment, Fair Value and NAV [Line Items]
Plan interest in the GATX Corporation Master Trust	287,555,524	260,354,885
Level 1 | Mutual funds
EBP, Investment, Fair Value and NAV [Line Items]
Plan interest in the GATX Corporation Master Trust	114,161,653	98,986,627
Level 1 | GATX common stock fund
EBP, Investment, Fair Value and NAV [Line Items]
Plan interest in the GATX Corporation Master Trust	31,944,636	30,869,976
Level 1 | Collective trusts
EBP, Investment, Fair Value and NAV [Line Items]
Plan interest in the GATX Corporation Master Trust	141,449,235	130,498,282
Level 2
EBP, Investment, Fair Value and NAV [Line Items]
Plan interest in the GATX Corporation Master Trust	0	0
Level 3
EBP, Investment, Fair Value and NAV [Line Items]
Plan interest in the GATX Corporation Master Trust	$ 0	$ 0